Prospectus Supplement

February 28, 2018

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated February 28, 2018 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated May 1, 2017

Growth Portfolio (Class I)

Effective April 30, 2018, the first paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Fund's "Adviser," Morgan Stanley Investment Management Inc., seeks to achieve the Fund's investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell 1000® Growth Index. As of December 31, 2017, these market capitalizations ranged between $388.9 million and $868 billion.

Effective April 30, 2018, the first sentence of the section of the Prospectus entitled "Details of the Fund—Approach" is hereby deleted and replaced with the following:

The Adviser seeks to achieve the Fund's investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell 1000® Growth Index that the Adviser believes exhibit, among other things, strong free cash flow and compelling business strategies. As of December 31, 2017, these market capitalizations ranged between $388.9 million and $868 billion.

Please retain this supplement for future reference.

Prospectus Supplement

February 28, 2018

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated February 28, 2018 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated May 1, 2017

Growth Portfolio (Class II)

Effective April 30, 2018, the first paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Fund's "Adviser," Morgan Stanley Investment Management Inc., seeks to achieve the Fund's investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell 1000® Growth Index. As of December 31, 2017, these market capitalizations ranged between $388.9 million and $868 billion.

Effective April 30, 2018, the first sentence of the section of the Prospectus entitled "Details of the Fund—Approach" is hereby deleted and replaced with the following:

The Adviser seeks to achieve the Fund's investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell 1000® Growth Index that the Adviser believes exhibit, among other things, strong free cash flow and compelling business strategies. As of December 31, 2017, these market capitalizations ranged between $388.9 million and $868 billion.

Please retain this supplement for future reference.

Prospectus Supplement

February 28, 2018

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated February 28, 2018 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated May 1, 2017

Mid Cap Growth Portfolio (Class I)

Important Notice Regarding Change in Investment Policy

Effective April 30, 2018, the first paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Adviser seeks to achieve the Fund's investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell Midcap® Growth Index. As of December 31, 2017, these market capitalizations ranged between $388.9 million and $35 billion.

Effective April 30, 2018, the section of the Prospectus entitled "Details of the Fund—Approach" is hereby deleted and replaced with the following:

The Adviser seeks to achieve the Fund's investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell Midcap® Growth Index. As of December 31, 2017, these market capitalizations ranged between $388.9 million and $35 billion.

Effective April 30, 2018, the fourth paragraph of the section of the Prospectus entitled "Details of the Fund—Process" is hereby deleted and replaced with the following:

A company is considered to be a mid cap company if it has a total market capitalization within the range of companies included in the Russell Midcap® Growth Index.

Please retain this supplement for future reference.

Prospectus Supplement

February 28, 2018

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated February 28, 2018 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated May 1, 2017

Mid Cap Growth Portfolio (Class II)

Important Notice Regarding Change in Investment Policy

Effective April 30, 2018, the first paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Adviser seeks to achieve the Fund's investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell Midcap® Growth Index. As of December 31, 2017, these market capitalizations ranged between $388.9 million and $35 billion.

Effective April 30, 2018, the section of the Prospectus entitled "Details of the Fund—Approach" is hereby deleted and replaced with the following:

The Adviser seeks to achieve the Fund's investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell Midcap® Growth Index. As of December 31, 2017, these market capitalizations ranged between $388.9 million and $35 billion.

Effective April 30, 2018, the fourth paragraph of the section of the Prospectus entitled "Details of the Fund—Process" is hereby deleted and replaced with the following:

A company is considered to be a mid cap company if it has a total market capitalization within the range of companies included in the Russell Midcap® Growth Index.

Please retain this supplement for future reference.